LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 9. LEASES

The following table presents the various components of lease costs:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Finance lease costs	$69	$61	$18
Operating lease costs	354	424	429
Short-term lease costs	7	10	12
Variable lease costs	73	114	124
Sublease income	(5)	(4)	(2)
Total lease costs	$498	$605	$581

For pre-Separation periods, the Company’s right-of-use assets and lease liabilities reflected in the Consolidated Balance Sheet are based on an allocation of IBM’s balances depending on the type of lease. Finance lease balances relating to assets specifically utilized by the Company were fully allocated to the Company. The real estate lease balances were allocated based on the percentage of space utilized. The remaining lease balances were allocated to the Company based on headcount.

The Company had no sale and leaseback transactions for the years ended December 31, 2021, 2020 and 2019.

The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities and, as such, are excluded from the amounts below.

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for finance leases	$3	$3	$1
Financing cash outflows for finance leases	70	72	19
Operating cash outflows for operating leases	327	450	454
Right-of-use assets obtained in exchange for new finance lease liabilities	86	129	147	*
Right-of-use assets obtained in exchange for new operating lease liabilities	562	336	1,647	*
*	Includes opening balance additions as a result of the adoption of the new lease guidance effective January 1, 2019. The post-adoption addition of leases for the year ended December 31, 2019 was $430 million for operating leases and $141 million for finance leases.

The following table presents the weighted-average lease term and discount rate for finance and operating leases:

	December 31,
	2021		2020
Finance leases
Weighted-average remaining lease term	3.3	years	3.5	years
Weighted-average discount rate	1.41%		1.35%
Operating leases
Weighted-average remaining lease term	5.2	years	5.7	years
Weighted-average discount rate	2.66%		2.19%

The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

							Imputed
(Dollars in millions)	2022	2023	2024	2025	2026	Thereafter	Interest*	Total**
Finance leases	$78	$68	$44	$28	$8	$—	$(5)	$222
Operating leases	403	302	236	201	121	190	(87)	1,366
*	Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
**

The Company entered into lease agreements for certain facilities and equipment with payments totaling approximately $27 million that have not yet commenced as of December 31, 2021, and therefore are not included in this table.

The following table presents the total amount of finance leases recognized in the Consolidated Balance Sheet:

	December 31,
(Dollars in millions)	2021	2020
Right-of-use assets – Property and equipment	$221	$201
Lease liabilities:
Short-term debt	76	69
Long-term debt	147	140